UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05723

Name of Fund: BlackRock Emerging Markets Fund, Inc.

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Emerging

Markets Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2018

Date of reporting period: 07/31/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) July 31, 2018	BlackRock Emerging Markets Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 91.9%

Argentina — 1.2%
Grupo Financiero Galicia SA — ADR	60,220	$2,145,638
Grupo Supervielle SA — ADR	131,819	1,780,875

		3,926,513
Austria — 1.9%
Erste Group Bank AG(a)	142,896	6,171,870

Brazil — 9.0%
Azul SA — ADR(a)	202,295	3,873,949
Banco Bradesco SA — ADR	566,050	4,573,687
BR Malls Participacoes SA(a)	1,548,533	4,105,162
Fleury SA	126,313	921,442
Lojas Renner SA	504,995	4,154,809
Notre Dame Intermedica Participacoes SA(a)	807,584	5,271,577
Petroleo Brasileiro SA — ADR(b)	513,301	6,021,021

		28,921,647
China — 25.1%
Alibaba Group Holding Ltd. — ADR(a)(b)	99,241	18,580,893
Baidu, Inc. — ADR(a)	32,700	8,082,786
Bank of China Ltd., Class H	18,962,200	8,958,052
Bilibili, Inc. — ADR(a)(b)	205,480	2,406,171
China Construction Bank Corp., Class H	4,388,000	4,011,872
China Overseas Land & Investment Ltd.	1,704,000	5,368,330
CNOOC Ltd.	4,152,000	6,956,043
Li Ning Co. Ltd.(a)	3,606,000	3,933,815
Ping An Insurance Group Co. of China Ltd., Class H	661,000	6,153,433
Silergy Corp.	158,000	3,634,203
Skyworth Digital Holdings Ltd.	6,318,000	2,474,753
Tencent Holdings Ltd.	182,410	8,302,275
Wuliangye Yibin Co. Ltd., Class A	146,492	1,559,481

		80,422,107
Greece — 1.3%
Alpha Bank AE(a)	1,940,278	4,236,189

Hong Kong — 2.8%
Melco Resorts & Entertainment Ltd. — ADR	157,742	4,079,208
SJM Holdings Ltd.	4,066,000	4,951,445

		9,030,653
India — 11.1%
Fortis Healthcare Ltd.(a)	1,664,883	3,400,258
HDFC Bank Ltd.	181,984	5,746,068
Indiabulls Housing Finance Ltd.	328,117	6,224,491
Jindal Steel & Power Ltd.(a)	1,602,271	4,822,701
Larsen & Toubro Ltd.	303,311	5,768,829
NTPC Ltd.	1,777,289	4,016,836

Security	Shares	Value
India (continued)
Yes Bank Ltd.	1,007,179	$5,419,264

		35,398,447
Indonesia — 2.3%
Astra International Tbk PT	8,277,600	4,106,705
Semen Indonesia Persero Tbk PT	6,261,900	3,304,163

		7,410,868
Israel — 1.6%
Israel Chemicals Ltd.	1,088,059	5,208,896

Mexico — 3.6%
Alpek SA de CV	3,535,980	5,983,813
Grupo Financiero Banorte SAB de CV, Series O	786,051	5,481,090

		11,464,903
Poland — 1.6%
Powszechna Kasa Oszczednosci Bank Polski SA(a)	443,090	5,056,400

Russia — 5.7%
Mail.ru Group Ltd. — GDR(a)	111,097	3,000,351
Novatek PJSC — GDR	36,034	5,721,423
Sberbank of Russia PJSC	1,924,061	6,593,589
Sberbank of Russia PJSC — ADR	210,734	2,964,515

		18,279,878
South Korea — 14.3%
Daewoo Shipbuilding & Marine Engineering Co. Ltd.(a)(b)	137,315	3,242,368
Kumho Petrochemical Co. Ltd.	15,469	1,567,802
Pan Ocean Co. Ltd.(a)	1,147,945	5,295,194
POSCO	22,888	6,736,289
Samsung Electronics Co. Ltd.	296,650	12,314,009
Shinhan Financial Group Co. Ltd.	203,052	7,920,916
Shinhan Financial Group Co. Ltd. — ADR	3,578	140,329
SK Holdings Co. Ltd.	23,904	5,634,639
SK Hynix, Inc.	39,223	3,031,560

		45,883,106
Taiwan — 4.2%
MediaTek, Inc.	604,000	5,023,249
Merry Electronics Co. Ltd.	43,000	229,324
Nanya Technology Corp.	2,001,000	5,148,210
Parade Technologies Ltd.	188,000	2,865,020

		13,265,803
Thailand — 4.5%
Indorama Ventures PCL — NVDR	3,405,000	6,099,792
Kasikornbank PCL — NVDR	632,700	4,130,729
Land & Houses PCL	9,252,200	3,337,133

1

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock Emerging Markets Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value
Thailand (continued)
Land & Houses PCL, Foreign Registered Shares	2,429,800	$874,036

		14,441,690
United States — 1.7%
Cognizant Technology Solutions Corp., Class A	64,999	5,297,419

Total Common Stocks — 91.9% (Cost — $277,127,992)		294,416,389

Participation Notes — 3.9%
China — 1.1%
Deutsche Bank AG (Wuliangye Yibin Co. Ltd.), due 02/27/27(a)	332,694	3,516,278

Saudi Arabia — 1.7%
HSBC Bank PLC (AL Rajhi), due 01/21/19(a)	229,507	5,409,812

Taiwan — 1.1%
Deutsche Bank AG (Merry Electronics Co. Ltd.), due 02/01/28(a)	625,000	3,327,726

Thailand — 0.0%
Deutsche Bank (Kasikornbank PCL), due 3/10/25(a)	16,995	110,848

Total Participation Notes — 3.9% (Cost — $12,825,434)		12,364,664

Security	Shares	Value
Preferred Stock
Brazil — 0.0%
Banco Nacional SA, Preference Shares,(a)(c)	42,567,626	$113

Total Preferred Stocks — 0.0% (Cost — $—)		113

Total Long-Term Investments — 95.8% (Cost — $289,953,426)		306,781,166

Short-Term Securities — 11.1%
BlackRock Liquidity Funds, T-Fund,
Institutional Class, 1.79%(d)(f)	10,933,033	10,933,033
SL Liquidity Series, LLC,
Money Market Series, 1.86%(d)(e)(f)	24,838,847	24,843,815

Total Short-Term Securities — 11.1% (Cost — $35,773,934)		35,776,848

Total Investments — 106.9% (Cost — $325,727,360)		342,558,014
Liabilities in Excess of Other Assets — (6.9)%		(22,235,723)

Net Assets — 100.0%		$320,322,291

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Annualized 7-day yield as of period end.
(e)	Security was purchased with the cash collateral from loaned securities.
(f)

During the period ended July 31, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliate	Shares Held at 10/31/17	Net Activity	Shares Held at 07/31/18	Value at 07/31/18	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	7,768,386	3,164,647	10,933,033	$10,933,033	$119,798		$7	$—
SL Liquidity Series, LLC, Money Market Series	5,599,441	19,239,406	24,838,847	24,843,815	55,246	(b)	(2,080)	2,914

				$35,776,848	$175,044		$(2,073)	$2,914

(a)	Includes net capital gain distributions, if applicable.
(b)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

2

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock Emerging Markets Fund, Inc.

Portfolio Abbreviations

BRL	Brazilian Real
EUR	Euro
HKD	Hong Kong Dollar
ILS	Israeli Shekel
INR	Indian Rupee
KRW	South Korean Won
MXN	Mexican Peso
PLN	Polish Zloty
RUB	New Russian Ruble
TWD	Taiwan New Dollar
USD	United States Dollar
ADR	American Depositary Receipts
GDR	Global Depositary Receipt
MSCI	Morgan Stanley Capital International
NVDR	Non-voting Depository Receipts
PCL	Public Company Limited

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts:
MSCI Emerging Markets E-Mini Index	118	09/21/18	$6,468	$(71,086)

3

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock Emerging Markets Fund, Inc.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with each Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Argentina	$3,926,513	$—	$—	$3,926,513
Austria	—	6,171,870	—	6,171,870
Brazil	28,921,647	—	—	28,921,647
China	29,069,850	51,352,257	—	80,422,107
Greece	—	4,236,189	—	4,236,189
Hong Kong	4,079,208	4,951,445	—	9,030,653
India	—	35,398,447	—	35,398,447
Indonesia	—	7,410,868	—	7,410,868
Israel	—	5,208,896	—	5,208,896
Mexico	11,464,903	—	—	11,464,903
Poland	—	5,056,400	—	5,056,400
Russia	—	18,279,878	—	18,279,878
South Korea	140,329	45,742,777	—	45,883,106
Taiwan	—	13,265,803	—	13,265,803
Thailand	3,337,133	11,104,557	—	14,441,690
United States	5,297,419	—	—	5,297,419
Participation Notes	—	6,954,852	—	6,954,852
Preferred Stock	—	—	113	113
Warrants	—	5,409,812	—	5,409,812
Short-Term Securities	10,933,033	—	—	10,933,033

	$97,170,035	$220,544,051	$113	$317,714,199

Investments Valued at NAV(a)				24,843,815

				$342,558,014

Derivative Financial Instruments (b)
Liabilities:
Equity contracts	$(71,086)	$—	$—	$(71,086)

(a)	As of July 31, 2018, certain of the Fund’s Investments were fair valued using net asset value (“NAV”) per share and have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended July 31, 2018, there were no transfers between levels.

4

Item 2	– Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Emerging Markets Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Emerging Markets Fund, Inc.

Date: September 20, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Emerging Markets Fund, Inc.

Date: September 20, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Emerging Markets Fund, Inc.

Date: September 20, 2018